Liabilities with financial and similar institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities with financial and similar institutions
Time deposits	R$ 139,477
Payables with credit card network	3,876,964	R$ 1,654,039
Interdependent relations	351,490
Securities sold under agreements to repurchase	973,533	102,874
Total liabilities with financial institutions	R$ 5,341,464	R$ 1,756,913